Convertible Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
CONVERTIBLE DEBT

9.	CONVERTIBLE DEBT

On January 12, 2018, the Company completed a private placement of a total of 36 units of the Company’s securities at the price of $250,000 per unit pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”) and Rule 506 of Regulation D promulgated under the Securities Act. Each Unit consisted of (i) a .1% unsecured convertible promissory note of the principal amount of $250,000, and (ii) a 3-year warrant entitling the holder to purchase 37,500 shares of the Company’s common stock, par value $.001 per share, at a price of $.01 per share or through cashless exercise.

The convertible debt has a maturity date of January 12, 2021 and the principal balance and any accrued interest is convertible by the holder at any time into common stock of the Company at conversion price of $3.00 a share. Principal due and interest accrued on the notes will automatically convert into shares of common stock, at the conversion price, if at any time during the term of the notes, commencing twelve (12) months from the date of issuance, the common stock trades minimum daily volume of at least 50,000 shares for twenty (20) consecutive days with a volume weighted average price of at least $4.00 per share. As of August 21, 2019, all remaining convertible debt and accrued interest had been converted to equity and no convertible debt remains outstanding.

During the three months ended March 31, 2019, 172,500 warrants issued in connection with the convertible debt were exercised, resulting in the issuance of 172,500 shares of common stock.

Amortization of debt discount for the three months ended March 31, 2019 was $124,946.

8.	CONVERTIBLE DEBT

On January 12, 2018, the Company completed a private placement of a total of 36 units of the Company's securities at the price of $250,000 per unit pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended (the "Securities Act") and Rule 506 of Regulation D promulgated thereunder. Each unit consisted of (i) a .1% unsecured convertible promissory note of the principal amount of $250,000, and (ii) a 3-year warrant entitling the holder to purchase 37,500 shares of the Company's common stock, par value $.001 per share, at a price of $.01 per share or through cashless exercise.

The convertible debt has a maturity date of January 12, 2021 and the principal balance and any accrued interest is convertible by the holder at any time into Common Stock of the Company at conversion price of $3.00 a share.  Principal due and interest accrued on the notes will automatically convert into shares of Common Stock, at the conversion price, if at any time during the term of the notes, commencing twelve (12) months from the date of issuance, the Common Stock trades minimum daily volume of at least 50,000 shares for twenty (20) consecutive days with a volume weighted average price of at least $4.00 per share.

In relation to this transaction, the Company recorded a debt discount of $4,239,000 related to the fair market value of warrants issued as noted above. The debt discount, which was based on an imputed interest rate, is being amortized on a straight-line basis over the life of the convertible debt.

During the year ended December 31, 2019, convertible debt and accrued interest of $2,405,269, net of unamortized debt discount of $674,581, was converted into 1,258,608 shares of common stock at the conversion rate of $3.00 per share.

During the year ended December 31, 2018, convertible debt and accrued interest of $5,927,677, net of unamortized debt discount of $2,305,746, was converted into 2,013,294 shares of common stock at the conversion rate of $3.00 per share.

	December 31,
	2019	2018
Convertible debt	$-	$3,075,000
Remaining unamortized debt discount and debt issue costs	-	(1,030,887
Convertible debt, net of debt discount and debt issue costs	$-	$2,044,113

Amortization of debt discount for the years ended December 31, 2019 and 2018 was $356,306 and $998,601, respectively.

At December 31, 2019 and 2018 there were 131,250 and 536,250 warrants outstanding, respectively, related to the issuance of convertible debt.